Shareholder Report, Holdings (Details) - C000248219	Sep. 30, 2025
AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	25.70%
AA/Aa
Holdings [Line Items]
Percent of Total Investments	7.10%
A
Holdings [Line Items]
Percent of Total Investments	8.00%
BBB/Baa
Holdings [Line Items]
Percent of Total Investments	8.30%
BB/Ba
Holdings [Line Items]
Percent of Total Investments	22.50%
B
Holdings [Line Items]
Percent of Total Investments	14.10%
CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.80%
CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
N/R
Holdings [Line Items]
Percent of Total Investments	12.50%
Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	45.10%
Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.20%
U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.50%
Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.70%
Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	7.80%
Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%

[1]	Rounds to less than 0.1%.